Other current tax receivables (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Other Current Tax Receivables

	December 31, 2018	December 31, 2017
COFINS—Revenue tax(i)	646,135	278,512
ICMS—State VAT	575,494	477,160
ICMS CIAP—State VAT	183,845	214,745
PIS—Revenue tax(i)	169,460	73,214
Credit installment	40,261	38,926
Other	32,496	23,673

	1,647,691	1,106,230
Current	796,199	327,410

Non-Current	851,492	778,820

i.

On March 15, 2017, in case that sets a judicial precedent, the Federal Supreme Court (Supremo Tribunal Federal) or “STF,” granted Extraordinary Appeal 574,706 against a decision that required the inclusion of ICMS in the calculation of the tax base of PIS and COFINS.